Trade Receivables, Net - Summary of Movements of Loss Allowance of Trade Receivables (Detail) - Trade receivables [member] $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of financial assets [Line Items]
Beginning balance	$ 97,358	$ 3,510	$ 136,497	$ 155,389
Net remeasurement of loss allowance	17,078	616	(55,742)	(38,277)
Reclassification	0	0	(6,970)	(5,877)
Acquisition through business combinations	0	0	32,460	25,553
Amounts written off	(399)	(14)	(3,944)	0
Disposal of subsidiaries	(4,637)	(167)
Effects of foreign currency exchange differences	(6,047)	(219)	(4,943)	(291)
Ending balance	$ 103,353	$ 3,726	$ 97,358	$ 136,497